ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

Accounts receivable consist of the following:

	December 31,	December 31,
	2014	2013
Accounts receivable	$252,000	$324,000
Accounts receivable – related party (see note 17)	480,000	480,000
	732,000	804,000
Net allowance for doubtful accounts	(30,000)	(16,000)
Net accounts receivable	$702,000	$788,000